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May 23, 2014

Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, D.C. 20549-3561

Re:	Lantheus MI Holdings, Inc.
Amendment No. 2 to
Draft Registration Statement on Form S-1
Submitted April 28, 2014 (CIK No. 0001521036)

Dear Mr. Riedler:

On behalf of our client, Lantheus MI Holdings, Inc., a Delaware corporation (the “Company”), we are confidentially submitting herewith electronically via EDGAR, Amendment No. 2 (“Amendment No. 2”) to the Draft Registration Statement on Form S-1 of the Company (the “Registration Statement”) confidentially submitted on April 28, 2014. In connection with such submission, set forth below are the Company’s responses to the comments of the Staff communicated in its letter addressed to the Company, dated May 7, 2014. We are sending to the Staff under separate cover courtesy copies of Amendment No. 2, including copies marked to show the changes effected by Amendment No. 2.

For ease of reference, each of the Staff’s comments is reproduced below in bold and is followed by the Company’s response. In addition, unless otherwise indicated, all references to page numbers in such responses are to page numbers in Amendment No. 2.

Summary Consolidated Financial and Other Data, page 14

Capitalization, page 51

1.	We note that you have removed the pro forma columns and include only an as adjusted column. Please revise to reinstate the previous columns to give effect to the corporate reorganization and the sale of shares in the offering separately or explain to us the basis for your presentation.

The Company acknowledges the Staff’s comment and has revised the disclosure on pages 15, 16 and 51 in response to the Staff’s comment.

Securities and Exchange Commission

May 23, 2014

Dilution, page 52

2.	We acknowledge your revisions in response to prior comment 13. Since your net tangible book value gives effect to your corporate reorganization we believe those amounts should be labeled pro forma and the amounts after the offering should be labeled pro forma as adjusted. Please revise or explain to us the basis for your presentation.

The Company acknowledges the Staff’s comment and has revised the disclosure on page 52 in response to the Staff’s comment.

Quantitative and Qualitative Disclosures About Market Risk, page 82

3.	We note your revised disclosure in response to prior comment 16. It appears that you have described your foreign currency risk in general terms. Please expand your disclosure to discuss which foreign currencies present the primary risk of loss as required by Rule 305(b)(i) of Regulation S-K. Also, discuss any changes in either your primary market risk exposures in the current year or how you managed these exposures compared to the conditions existing in the prior year, and any known trends expected in the future. See Rule 305(b)(iii) of Regulation S-K.

The Company acknowledges the Staff’s comment and has revised the disclosure on page 90 in response to the Staff’s comment. The Company supplementally advises the Staff that there were no changes in its primary market risk exposures in the current year and the Company has disclosed that historically derivative financial instruments or other financial instruments to hedge these economic exposures have not been used. In addition, the Company is not aware of any known trends expected in the future related to the Company’s market risks.

Consolidated Financial Statements

Notes to Consolidated Financial Statements

2. Summary of Significant Accounting Policies

Revenue Recognition, page F-9

4.	Based on your response to prior comment 24 it appears that the amendment to the Agreement contained specific pricing for the same product to be shipped in stages during the term of the Agreement. Also, your response and example journal entries show you recorded accounts receivable based on the specific unit price. It is not clear to us why revenue recorded upon shipment was based on the average selling price per unit and not the specific unit price. Please explain to us why the specific unit price was not recognized as revenue and your basis for deferring revenue using an average selling price.

Securities and Exchange Commission

May 23, 2014

The Company acknowledges the Staff’s comment and supplementally advises the Staff that the contractual arrangement required the customer to purchase a fixed minimum number of units of the same product at different specified unit prices throughout the 11-month Amendment term (the “term”). The fixed minimum number of units shipped at the beginning of the term had a substantially higher unit selling price than the units shipped later in the term.

As the contractual arrangement was to deliver multiple units of the same product over the term, the Company believes it appropriate to consider the guidance in ASC 605-25, Multiple-Elements Arrangements. The Company determined the total arrangement consideration, and allocated this to each unit of product applying the relative selling price method. As the estimated selling price of each unit was the same, each unit was allocated the same amount of arrangement consideration.

ASC 605-25-30-2 states, in part:

Arrangement consideration shall be allocated at the inception of the arrangement to all deliverables on the basis of their relative selling price (the relative selling price method), except as specified in paragraphs 605-25-30-4 through 30-5. When applying the relative selling price method, the selling price for each deliverable shall be determined using vendor-specific objective evidence of selling price, if it exists; otherwise, third-party evidence of selling price (as discussed in paragraph 605-25-30-6B). If neither vendor-specific objective evidence nor third-party evidence of selling price exists for a deliverable, the vendor shall use its best estimate of the selling price for that deliverable (as discussed in paragraph 605-25-30-6C) when applying the relative selling price method.

The Company also respectfully advises the Staff that it believes the higher price received for units shipped at the beginning of the term is analogous to the Company receiving an up-front payment (i.e. the customer is making a partial pre-payment on units to be delivered in the later part of the contract period in connection with the purchase of initial units at a higher price). The Company respectfully acknowledges the Staff’s position (articulated in ASC 605-10-S99 (SAB TOPIC 13.A, paragraph 3.f)) that up-front fees should be deferred and recognized systematically over the periods that the fees are earned. The Company believes that by recognizing revenue at the average selling price per unit, in effect, the Company has deferred the incremental amount per unit received on the units shipped at the beginning of the term and has recognized this amount as revenue as the units sold at the lower price were shipped.

ASC 605-10-S99 (SAB TOPIC 13.A, paragraph 3.f) states, in part (emphasis added):

Securities and Exchange Commission

May 23, 2014

…Supply or service transactions may involve the charge of a nonrefundable initial fee with subsequent periodic payments for future products or services. The initial fees may, in substance, be wholly or partly an advance payment for future products or services……In such circumstances, the staff believes that up-front fees, even if nonrefundable, are earned as the products and/or services are delivered and/or performed over the term of the arrangement or the expected period of performance and generally should be deferred and recognized systematically over the periods that the fees are earned.

40. A systematic method would be on a straight-line basis, unless evidence suggests that revenue is earned or obligations are fulfilled in a different pattern, in which case that pattern should be followed.

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Securities and Exchange Commission

May 23, 2014

Should any questions arise in connection with the filing or this response letter, please contact the undersigned at (212) 310-8849 or Noah B. Kressler, Esq. at (212) 310-8360.

Sincerely yours,

/s/ Heather L. Emmel

Heather L. Emmel, Esq.

Weil, Gotshal & Manges LLP

cc:	Michael P. Duffy
Vice President, General Counsel and Secretary
Lantheus MI Holdings, Inc.